Summary of Significant Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2025 HKD ($)	Mar. 31, 2025 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Maximum protection amount (in Dollars)					$ 800,000	$ 800,000
Impairment losses (in Dollars)
Settlement percentage	50.00%		50.00%
United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchanges rates					7.8	7.8
Customer Concentration Risk [Member] | One customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			68.10%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			12.10%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage				96.50%
Business Combination [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest	10.00%		10.00%
One Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			70.30%	51.60%
Two Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			7.90%	27.70%
Three Supplier [Member] | Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk percentage			5.50%	15.40%